Warrant plans (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2010	Dec. 31, 2015 EquityInstruments
Warrant Plans
Percentage of warrants vested for directors			0.027%
Vesting period for directors	36 months
Exercise Price | €	€ 53.30	€ 53.30	€ 53.30	€ 53.30	€ 39.32	€ 39.32	€ 27.06	€ 27.06
Outstanding at the beginning of the year		3,970,807		39.3	3,466,407	27.1	2,805,692	16.2
Granted during year		1,235,245			873,000		1,130,750
Exercised during year		(567,270)			(368,200)		(419,035)
Forfeited during year		(12,000)					(48,500)
Expired during year					(400)		(2,500)
Outstanding at the end of the year		4,626,782		53.3	3,970,807	39.3	3,466,407	27.1
Exercisable	882,734	882,734	882,734	882,734	763,344	763,344	669,704	669,704		720,749
2005 allocated on July 2005
Warrant Plans
Exercise Price | €	€ 6.91	€ 6.91	€ 6.91	€ 6.91
Outstanding at the beginning of the year		30,000
Exercised during year		(30,000)
Outstanding at the end of the year					30,000
2005 allocated on December 2005
Warrant Plans
Exercise Price | €	8.60	€ 8.60	8.60	8.60
Outstanding at the beginning of the year		7,500
Exercised during year		(7,500)
Outstanding at the end of the year					7,500
2006 BNL allocated on June 2007
Warrant Plans
Exercise Price | €	8.65	€ 8.65	8.65	8.65
Outstanding at the beginning of the year		735
Exercised during year		(735)
Outstanding at the end of the year					735
2006 BNL allocated on December 2007
Warrant Plans
Exercise Price | €	€ 7.12	€ 7.12	€ 7.12	€ 7.12
Outstanding at the beginning of the year		1,050
Outstanding at the end of the year		1,050			1,050
Exercisable	1,050	1,050	1,050	1,050
2007 allocated on June 2007
Warrant Plans
Exercise Price | €	€ 8.65	€ 8.65	€ 8.65	€ 8.65
Outstanding at the beginning of the year		48,909
Exercised during year		(19,535)
Outstanding at the end of the year		29,374			48,909
Exercisable	29,374	29,374	29,374	29,374
2007 RMV allocated on October 2007
Warrant Plans
Exercise Price | €	€ 8.65	€ 8.65	€ 8.65	€ 8.65
Outstanding at the beginning of the year		32,600
Exercised during year		(8,050)
Outstanding at the end of the year		24,550			32,600
Exercisable	24,550	24,550	24,550	24,550
2008 allocated on June 2008
Warrant Plans
Exercise Price | €	€ 5.60	€ 5.60	€ 5.60	€ 5.60
Outstanding at the beginning of the year		77,100
Outstanding at the end of the year		77,100			77,100
Exercisable	77,100	77,100	77,100	77,100
2010 allocated on April 2010
Warrant Plans
Exercise Price | €	€ 11.55	€ 11.55	€ 11.55	€ 11.55
Outstanding at the beginning of the year		42,500
Exercised during year		(42,500)
Outstanding at the end of the year					42,500
2011 allocated on May 2011
Warrant Plans
Exercise Price | €	€ 9.95	€ 9.95	€ 9.95	€ 9.95
Outstanding at the beginning of the year		52,500
Exercised during year		(15,000)
Outstanding at the end of the year		37,500			52,500
Exercisable	37,500	37,500	37,500	37,500
2012 allocated on September 2012
Warrant Plans
Exercise Price | €	€ 14.19	€ 14.19	€ 14.19	€ 14.19
Outstanding at the beginning of the year		209,890
Exercised during year		(99,850)
Outstanding at the end of the year		110,040			209,890
Exercisable	110,040	110,040	110,040	110,040
2013 allocated on May 2013
Warrant Plans
Exercise Price | €	€ 19.38	€ 19.38	€ 19.38	€ 19.38
Outstanding at the beginning of the year		260,560
Exercised during year		(65,000)
Outstanding at the end of the year		195,560			260,560
Exercisable	195,560	195,560	195,560	195,560
2014 allocated on July 2014
Warrant Plans
Exercise Price | €	€ 14.54	€ 14.54	€ 14.54	€ 14.54
Outstanding at the beginning of the year		536,660
Exercised during year		(189,100)
Outstanding at the end of the year		347,560			536,660
Exercisable	347,560	347,560	347,560	347,560
2014 (B) allocated on October 2014
Warrant Plans
Exercise Price | €	€ 11.93	€ 11.93	€ 11.93	€ 11.93
Outstanding at the beginning of the year		150,000
Exercised during year		(90,000)
Outstanding at the end of the year		60,000			150,000
Exercisable	60,000	60,000	60,000	60,000
2015 allocated on April 2015
Warrant Plans
Exercise Price | €	€ 28.75	€ 28.75	€ 28.75	€ 28.75
Outstanding at the beginning of the year		517,053
Forfeited during year		(2,000)
Outstanding at the end of the year		515,053			517,053
2015 (B) allocated on December 2015
Warrant Plans
Exercise Price | €	49.00	€ 49.00	49.00	49.00
Outstanding at the beginning of the year		399,000
Outstanding at the end of the year		399,000			399,000
2015 RMV allocated on December 2015
Warrant Plans
Exercise Price | €	49.00	€ 49.00	49.00	49.00
Outstanding at the beginning of the year		97,500
Outstanding at the end of the year		97,500			97,500
2016 allocated on June 2016
Warrant Plans
Exercise Price | €	46.10	€ 46.10	46.10	46.10
Outstanding at the beginning of the year		514,250
Forfeited during year		(10,000)
Outstanding at the end of the year		504,250			514,250
2016 RMV allocated on June 2016
Warrant Plans
Exercise Price | €	46.10	€ 46.10	46.10	46.10
Outstanding at the beginning of the year		120,000
Outstanding at the end of the year		120,000			120,000
2016 (B) allocated on January 2017
Warrant Plans
Exercise Price | €	62.50	€ 62.50	62.50	62.50
Outstanding at the beginning of the year		150,000
Outstanding at the end of the year		150,000			150,000
2017 allocated on May 2017
Warrant Plans
Exercise Price | €	80.57	€ 80.57	80.57	80.57
Outstanding at the beginning of the year		595,500
Outstanding at the end of the year		595,500			595,500
2017 RMV allocated on May 2017
Warrant Plans
Exercise Price | €	80.57	€ 80.57	80.57	80.57
Outstanding at the beginning of the year		127,500
Outstanding at the end of the year		127,500			127,500
2018 allocated on April 2018
Warrant Plans
Exercise Price | €	79.88	€ 79.88	79.88	79.88
Granted during year		1,097,745
Outstanding at the end of the year		1,097,745
2018 RMV allocated on April 2018
Warrant Plans
Exercise Price | €	€ 79.88	€ 79.88	€ 79.88	€ 79.88
Granted during year		137,500
Outstanding at the end of the year		137,500
Warrants vested on date of grant
Warrant Plans
Percentage of warrants vested for directors									10.00%
Warrants vested on first anniversary
Warrant Plans
Percentage of warrants vested for directors									10.00%
Warrants vested on second anniversary
Warrant Plans
Percentage of warrants vested for directors									20.00%
Warrants vested on third anniversary
Warrant Plans
Percentage of warrants vested for directors									20.00%
Warrants vested on end of third calendar year
Warrant Plans
Percentage of warrants vested for directors									40.00%